INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Disclosure of major components of tax expense

	Years ended December 31
(In millions of dollars)	2021	2020

Total current tax expense	458	712

Deferred tax expense (recovery):
Origination (reversal) of temporary differences	111	(129)
Revaluation of deferred tax balances due to legislative changes	—	(3)

Total deferred tax expense (recovery)	111	(132)

Total income tax expense	569	580

Disclosure of difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the income tax expense
Below is a summary of the difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the actual income tax expense for the year.

	Years ended December 31
(In millions of dollars, except tax rates)	2021	2020

Statutory income tax rate	26.5%	26.6%
Income before income tax expense	2,127	2,172

Computed income tax expense	564	578
Increase (decrease) in income tax expense resulting from:
Non-deductible stock-based compensation	1	—
Non-deductible portion of equity losses	12	10
Income tax adjustment, legislative tax change	—	(3)
Non-taxable income from security investments	(11)	(10)
Other	3	5

Total income tax expense	569	580
Effective income tax rate	26.8%	26.7%

Disclosure of temporary difference, unused tax losses and unused tax credits
Below is a summary of the movement of net deferred tax assets and liabilities during 2021 and 2020.

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Non-capital loss carryforwards	Contract and deferred commission cost assets	Other	Total

December 31, 2020	(1,484)	(1,450)	(130)	16	(183)	35	(3,196)
(Expense) recovery in net income	(122)	(116)	(2)	8	59	62	(111)
(Expense) in other comprehensive income	—	—	(3)	—	—	(115)	(118)
Acquisitions	(2)	(12)	—	—	—	—	(14)

December 31, 2021	(1,608)	(1,578)	(135)	24	(124)	(18)	(3,439)

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Non-capital loss carryforwards	Contract and deferred commission cost assets	Other	Total

December 31, 2019	(1,366)	(1,318)	(168)	12	(570)	(27)	(3,437)
(Expense) recovery in net income	(108)	(129)	(2)	4	387	(20)	132
Recovery in other comprehensive income	—	—	40	—	—	82	122
Acquisitions	(10)	(3)	—	—	—	—	(13)

December 31, 2020	(1,484)	(1,450)	(130)	16	(183)	35	(3,196)

Disclosure of unrecognized deferred tax assets
We have not recognized deferred tax assets for the following items:

	As at December 31
(In millions of dollars)	2021	2020

Realized and accrued capital losses in Canada that can be applied against future capital gains	75	82
Tax losses in foreign jurisdictions that expire between 2023 and 2040	68	67
Deductible temporary differences in foreign jurisdictions	40	43

Total unrecognized temporary differences	183	192